Long-Term Incentive Plans - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common shares that may be delivered		19,250,000
MEMP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common units that may be delivered			2,142,221
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate award of restricted stock issued to employees and each independent director		1,052,633
Vesting period of award		4 years
Unrecognized compensation cost	$ 17.7	$ 17.3
Unrecognized compensation cost weighted-average period	3 years 1 month 17 days	3 years 5 months 5 days
Restricted Stock [Member] | MEMP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost	$ 16.3	$ 16.5
Unrecognized compensation cost weighted-average period	1 year 11 months 27 days	2 years 1 month 6 days
Restricted Stock [Member] | Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate award of restricted stock issued to employees and each independent director		5,263
Vesting period of award		1 year